Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Leases
(7)	Leases

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) as of September 30, 2013 are:

Operating leases
Year ending December 31:
2013	$66,281
2014	247,841

Total minimum lease payments	$314,122

The Company’s rent expense was $88,864 and $84,952 for the three months ended September 30, 2013 and 2012 and $266,591 and $254,857 for the nine months ended September 30, 2013 and 2012.

(8)	Leases

On August 6, 2004, the Company assumed a noncancelable operating lease for office space and laboratory facilities. Under the lease the Company pays a pro-rata share of property taxes, insurance, and common area maintenance. On June 21, 2011, the Company agreed to extend the lease through November 30, 2014 and has the option to renew for an additional two years.

Future minimum lease payments under the noncancelable operating lease as of December 31, 2012 are:

Operating leases
Year ending December 31:
2013	$263,158
2014	247,841

Total minimum lease payments	$510,999

The Company’s rent expense was $347,960 and $342,554 for the years ended December 31, 2012 and 2011.